Capital Risk - Additional Information (Details)	12 Months Ended
Dec. 31, 2024
Disclosure Of Regulatory Capital Resources [Line Items]
Possible occurence of adverse economic stress	20 years
Possible occurence of very severe economic stress	100 years
Santander UK Group Holdings plc
Disclosure Of Regulatory Capital Resources [Line Items]
Capital support arrangements, risk-weighted exposures of regulated entities	0.00%